ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 124.1%
	U.S. TREASURY BILLS — 97.3%
150,000	United States Treasury Bill	4.19	10/02/25	$ 146,884
121,000	United States Treasury Bill	4.05	12/26/25	117,483
160,000	United States Treasury Bill	4.06	03/19/26	153,953
				418,320
Shares
	MONEY MARKET FUND - 26.8%
115,000	Fidelity Treasury Portfolio, Class I, 4.20%(a)			115,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $533,260)			533,260

	TOTAL INVESTMENTS - 124.1% (Cost $533,260)			$ 533,320
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%			(103,558)
	NET ASSETS - 100.0%			$ 429,762

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.